OTHER DEFERRED LIABILITIES - Summary of Other Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Other liabilities, beginning of period	$ 50,937
Deferred lease inducements (note 10)	(366)	$ (340)
Payments on finance lease	(1,538)
Drawdown deferred financing obligations	(6,020)
Drawdown deferred capital obligations	(14,693)	(3,291)
Change in estimate	(128)
Other liabilities, end of period	28,192	50,937
Current portion of other deferred liabilities (note 10)	20,790	26,064
Other deferred liabilities (note 10)	7,402	24,873
Finance lease obligation
Disclosure of financial liabilities [line items]
Other liabilities, beginning of period	8,429
Deferred lease inducements (note 10)	0
Payments on finance lease	(1,538)
Drawdown deferred financing obligations	0
Drawdown deferred capital obligations	0
Change in estimate	0
Other liabilities, end of period	6,891	8,429
Current portion of other deferred liabilities (note 10)	1,170
Other deferred liabilities (note 10)	5,721
Deferred lease inducements
Disclosure of financial liabilities [line items]
Other liabilities, beginning of period	2,387
Deferred lease inducements (note 10)	(366)
Payments on finance lease	0
Drawdown deferred financing obligations	0
Drawdown deferred capital obligations	0
Change in estimate	0
Other liabilities, end of period	2,021	2,387
Current portion of other deferred liabilities (note 10)	340
Other deferred liabilities (note 10)	1,681
Deferred financing obligations
Disclosure of financial liabilities [line items]
Other liabilities, beginning of period	7,525
Deferred lease inducements (note 10)	0
Payments on finance lease	0
Drawdown deferred financing obligations	(6,020)
Drawdown deferred capital obligations	0
Change in estimate	0
Other liabilities, end of period	1,505	7,525
Current portion of other deferred liabilities (note 10)	1,505
Other deferred liabilities (note 10)	0
Deferred gain
Disclosure of financial liabilities [line items]
Other liabilities, beginning of period	10,706
Deferred lease inducements (note 10)	0
Payments on finance lease	0
Drawdown deferred financing obligations	0
Drawdown deferred capital obligations	0
Change in estimate	2,314
Other liabilities, end of period	13,020	10,706
Current portion of other deferred liabilities (note 10)	13,020
Other deferred liabilities (note 10)	0
Deferred Capital Obligation
Disclosure of financial liabilities [line items]
Other liabilities, beginning of period	21,890
Deferred lease inducements (note 10)	0
Payments on finance lease	0
Drawdown deferred financing obligations	0
Drawdown deferred capital obligations	(14,693)
Change in estimate	(2,442)
Other liabilities, end of period	4,755	$ 21,890
Current portion of other deferred liabilities (note 10)	4,755
Other deferred liabilities (note 10)	$ 0